Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS [Abstract]
2020	$ 51,679
2021	188,012
2022	1,272,990
2023	36,467
2024	32,608
2025 and thereafter	0
Total	$ 1,581,756	$ 1,843,912